Analysis of performance by segment	12 Months Ended
Dec. 31, 2024
Analysis of performance by segment
Analysis of performance by segment

B1     Analysis of performance by segment

B1.1  Segment results

		2024 $m		2023 $m		2022 $m
	Note	note (i)		note (i)		note (i)
Mainland Chinanote (ii)		363		368		271
Hong Kong		1,069		1,013		1,162
Indonesia		268		221		205
Malaysia		338		305		340
Singapore		693		584		570
Growth markets and other note (iii)		688		746		728
Eastspring		304		280		260
Other income and expenditure:
Net investment return and other items note (iv)		21		(21)		(44)
Interest payable on core structural borrowings		(171)		(172)		(200)
Corporate expenditure note (v)		(237)		(230)		(276)
Total other expenditure		(387)		(423)		(520)
Restructuring and IFRS 17 implementation costs note (vi)		(207)		(201)		(294)
Adjusted operating profit	B1.2	3,129		2,893		2,722
Short-term interest rate and other market fluctuations		(105)		(774)		(3,420)
(Loss) gain attaching to corporate transactions note (vii)		(71)		(22)		55
Profit before tax attributable to shareholders		2,953		2,097		(643)
Tax charge attributable to shareholders' returns	B3.2	(538)		(385)		(354)
Profit (loss) for the year	B1.5	2,415		1,712		(997)

Attributable to:
Equity holders of the Company		2,285		1,701		(1,007)
Non-controlling interests		130		11		10
Profit (loss) for the year		2,415		1,712		(997)

		2024		2023		2022
Basic earnings per share (in cents)	Note	note (i)		note (i)		note (i)
Based on adjusted operating profit, net of tax and non-controlling interest	B4	89.7	¢	89.0	¢	79.4	¢
Based on profit (loss) for the year, net of non-controlling interest	B4	84.1	¢	62.1	¢	(36.8)	¢

Notes

(i)	Segment results are attributed to the shareholders of the Group before deducting the amount attributable to the non-controlling interests. This presentation is applied consistently throughout the document. For definitions of AER and CER refer to note A1.
(ii)	The Mainland China segment is the Group’s 50 per cent ownership in CITIC-Prudential Life Insurance Company Limited, a life joint venture with CITIC, a leading Chinese state-owned conglomerate.
(iii)

The Growth markets and other segment includes non-insurance entities that support the Group’s insurance business and the result for this segment is after deducting the corporate taxes arising from the life joint ventures and associates.

(iv)

Net investment return and other items includes an adjustment to eliminate intercompany profits. Entities within the Prudential Group can provide services to each other, the most significant example being the provision of asset management services by Eastspring to the life entities. If the associated expenses are deemed attributable to the entity’s insurance contracts then the costs are included within the estimate of future cash flows when measuring the insurance contract under IFRS 17. In the Group’s consolidated accounts, IFRS 17 requires the removal of the intercompany profit from the measurement of the insurance contract. Put another way, the future cash flows include the cost to the Group (not the insurance entity) of providing the service. In the period that the service is provided, the entity undertaking the service, for example Eastspring, recognises the profit it earns as part of its results. To avoid any double counting, an adjustment is included with the centre’s 'net investment return and other item' to remove the benefit already recognised when valuing the insurance contract.

(v)	Corporate expenditure as shown above is for head office functions.
(vi)

Restructuring and IFRS 17 implementation costs largely comprise the costs of Group-wide projects including the implementation of IFRS 17 (including one-off costs associated with embedding IFRS 17), reorganisation programmes and initial costs of establishing new business initiatives and operations. The costs include those incurred in insurance and asset management operations of $(59) million (2023: $(81) million; 2022: $(137) million).

(vii)

Loss attaching to corporate transactions in 2024 mainly relates to the held for sale businesses (further details are provided in note C1.2). The $(22) million loss in 2023 largely reflected costs incurred on the termination of corporate services. The $55m gain in 2022 largely arose from the sale of shares relating the Group’s retained interest in Jackson post the demerger.

B1.2  Determining operating segments and performance measure of operating segments

Operating segments

The Group's operating and reported segments for financial reporting purposes are defined and presented in accordance with IFRS 8 ‘Operating Segments’. There have been no changes to the Group’s operating segments from those reported in the Group’s consolidated financial statements for the year ended 31 December 2023.

Operations and transactions that do not form part of any business unit are reported as ‘Unallocated to a segment’ and generally comprise head office functions.

Performance measure

The performance measure of operating segments utilised by the Group is IFRS operating profit based on longer-term investment returns (adjusted operating profit) as described below. This measurement basis distinguishes adjusted operating profit from other constituents of total profit or loss for the year, including short-term interest rate and other market fluctuations and gain or loss on corporate transactions. Note B1.1 shows the reconciliation from adjusted operating profit to total profit for the year.

Determination of adjusted operating profit

(a)    Approach adopted for insurance businesses

The measurement of adjusted operating profit reflects that, for the insurance business, assets and liabilities are held for the longer term. The Group believes trends in underlying performance are better understood if the effects of short-term fluctuations in market conditions, such as changes in interest rates or equity markets, are excluded.

The method of allocating profit between operating and non-operating components involves applying longer-term rates of return to the Group’s assets held by insurance entities (including joint ventures and associates). These longer-term rates of return are not applied when assets and liabilities move broadly in tandem and hence the effect on profit from short-term market movements is more muted. In summary, the Group applies the following approach when attributing the ‘net investment result’ between operating and non-operating profit:

–

Returns on investments that meet the definition of an ‘underlying item’, namely those investments that determine some of the amounts payable to a policyholder such as assets within unit-linked funds or with-profits funds, are recorded in adjusted operating profit on an actual return basis. The exception is for investments backing the shareholders’ 10 per cent share of the estate within the Hong Kong with-profits fund. Changes in the value of these investments, including those driven by market movements, pass through the income statement with no liability offset. Consequently, adjusted operating profit recognises investment return on a longer-term basis for these assets.

–

For insurance contracts measured under the general measurement model (GMM), the impact of market movements on both the non-underlying insurance contract balances and the investments they relate to are considered together. Adjusted operating profit allows for the long-term credit spread (net of the expected defaults) or long-term equity risk premium on the debt and equity-type instruments, respectively. Deducted from this amount is the unwind of the illiquidity premium included in the current discount rate for the liabilities.

–

Some GMM best estimate liabilities (BEL) components are calculated by reference to the investment return of assets, even if the BEL component itself is not considered an underlying item, for example, the BEL component related to future fee income or a guarantee. In these cases for the purposes of determining operating profit, the BEL component is calculated assuming a longer-term investment return and any difference between the actual return arising in the period and the longer-term investment return is taken to non-operating profit. There is no impact on the balance sheet of this allocation.

–

A longer-term rate of return is applied to all other investments held by the Group’s insurance business for the purposes of calculating adjusted operating profit. More details on how longer-term rates are determined are set out below.

The difference between the net investment result recorded in the income statement and the longer - term returns determined using the above principles is recorded as 'short - term interest rate and other market fluctuations' as a component of non - operating profit.

The ‘insurance service result’ is largely recognised in adjusted operating profit in full with the main exception being the gains or losses that arise from market and other related movements on onerous contracts measured under the variable fee approach (VFA). If these gains and losses are capable of being offset across more than one annual cohort of the same product or fund as applicable, then the adjusted operating profit is determined by amortising the net of the future profits and losses on all contracts where profits or losses can be shared. Any difference between this and the amount included in the income statement for onerous contracts is classified as part of ‘short-term interest rate and other market fluctuations’, a component of non-operating profit.

(b)    Determination of longer-term returns

The longer-term rates of return are estimates of the long-term trend investment returns having regard to past performance, current trends and future expectations. These rates are broadly stable from year to year but may be different between regions, reflecting, for example, differing expectations of inflation in each business unit. The assumptions are for the returns expected to apply in equilibrium conditions. The assumed rates of return do not reflect any cyclical variability in economic performance and are not set by reference to prevailing asset valuations.

For collective investment schemes that include different types of assets (eg equities and debt securities), weighted assumptions are used reflecting the asset mix underlying the relevant fund mandates.

Debt securities and loans

For debt securities and loans, the longer-term rates of return are estimates of the long-term government bond yield, plus the estimated long-term credit spread over the government bond yield, less an allowance for expected credit losses. The credit spread and credit loss assumptions reflect the mix of assets by credit rating. Longer-term rates of return range from 2.8 per cent to 8.8 per cent for 2024 (2023: 2.8 per cent to 8.4 per cent; 2022: 2.8 per cent to 7.8 per cent).

Equity-type securities

For equity-type securities, the longer-term rates of return are estimates of the long-term trend investment returns for income and capital. Longer-term rates of return range from 8.6 per cent to 15.7 per cent for all years shown.

Derivative value movements

In the case where derivatives change the nature of other invested assets (eg by lengthening the duration of assets, hedging overseas bonds to the currency of the local liabilities, or by providing synthetic exposure to equities), the longer-term return on those invested assets reflects the impacts of the derivatives.

(c)    Non-insurance businesses

For these businesses, the determination of adjusted operating profit reflects the underlying economic substance of the arrangements and excludes market-related items only where it is expected these will unwind over time.

B1.3   Revenue

The Group recognises insurance revenue as it satisfies its performance obligations, ie as it provides services under groups of insurance contracts. The insurance revenue relating to services provided for each period represents the total of the changes in the liability for remaining coverage that relate to services for which the Group expects to receive consideration and comprises the following items:

–	A release of the CSM, measured based on coverage units;
–	Changes in the risk adjustment for non-financial risk relating to current services;
–	Claims and other insurance service expenses for the period expected at the beginning of the year; and
–

Other amounts include the revenue recognised to cover the tax charge attributable to policyholders and other items, for example experience adjustments for premium receipts for current or past services.

In addition, the Group allocates a portion of premiums that relate to recovering insurance acquisition cash flows to each period using the same amortisation factor used to amortise CSM. The Group recognises the allocated amount, adjusted for interest accretion, as insurance revenue and an equal amount as insurance service expenses.

Non-distinct investment components are excluded from insurance revenue and insurance service expenses.

Policy fees charged on investment contracts without DPF for asset management, policy administration fees and Eastspring's asset management fee income are recognised when related services are provided.

(a)    Analysis of total revenue by segment

	2024 $m
	Insurance operations note (i)								Unallocated
					Growth		Inter-		to a segment
	Hong				markets		segment	Total	(central
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	elimination	segment	operations)	Total
Insurance revenue
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	1,195	670	740	1,121	715	–	–	4,441	–	4,441
Change in risk adjustment for non-financial risk	68	37	26	64	62	–	–	257	–	257
Release of CSM for services provided	908	146	206	521	505	–	–	2,286	–	2,286
Other adjustments note (ii)	88	31	50	32	16	–	–	217	–	217
Recovery of insurance acquisition cash flows	1,445	293	268	513	638	–	–	3,157	–	3,157
	3,704	1,177	1,290	2,251	1,936	–	–	10,358	–	10,358
Other revenue note (iii)	24	2	–	2	21	333	–	382	–	382
Total revenue from external customers note (iv)	3,728	1,179	1,290	2,253	1,957	333	–	10,740	–	10,740
Intra-group revenue	–	–	–	–	–	221	(221)	–	–	–
Investment return
Interest income	1,077	101	216	797	688	7	–	2,886	209	3,095
Dividend and other investment income	1,279	105	181	651	164	3	–	2,383	–	2,383
Investment appreciation (depreciation)	(3,317)	(86)	736	2,275	604	1	–	213	228	441
	(961)	120	1,133	3,723	1,456	11	–	5,482	437	5,919
Total revenue	2,767	1,299	2,423	5,976	3,413	565	(221)	16,222	437	16,659

	2023 $m
	Insurance operations note (i)								Unallocated
					Growth		Inter-		to a segment
	Hong				markets		segment	Total	(central
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	elimination	segment	operations)	Total
Insurance revenue
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	1,089	582	642	970	670	–	–	3,953	–	3,953
Change in risk adjustment for non-financial risk	73	35	24	55	41	–	–	228	–	228
Release of CSM for services provided	787	187	203	478	538	–	–	2,193	–	2,193
Other adjustments note (ii)	73	32	31	45	71	–	–	252	–	252
Recovery of insurance acquisition cash flows	1,207	306	234	435	563	–	–	2,745	–	2,745
	3,229	1,142	1,134	1,983	1,883	–	–	9,371	–	9,371
Other revenue note (iii)	22	4	4	–	39	299	–	368	1	369
Total revenue from external customers note (iv)	3,251	1,146	1,138	1,983	1,922	299	–	9,739	1	9,740
Intra-group revenue	–	–	–	–	–	184	(184)	–	–	–
Investment return
Interest income	1,033	92	239	785	627	7	–	2,783	164	2,947
Dividend and other investment income	775	93	151	528	117	3	–	1,667	7	1,674
Investment appreciation (depreciation)	2,155	50	177	1,490	1,309	4	–	5,185	(43)	5,142
	3,963	235	567	2,803	2,053	14	–	9,635	128	9,763
Total revenue	7,214	1,381	1,705	4,786	3,975	497	(184)	19,374	129	19,503

	2022 $m
	Insurance operations note (i)								Unallocated
					Growth		Inter-		to a segment
	Hong				markets		segment	Total	(central
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	elimination	segment	operations)	Total
Insurance revenue
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	969	438	563	935	736	–	–	3,641	–	3,641
Change in risk adjustment for non-financial risk	53	33	20	33	30	–	–	169	–	169
Release of CSM for services provided	737	274	215	442	513	–	–	2,181	–	2,181
Other adjustments	30	16	–	27	32	–	–	105	–	105
Recovery of insurance acquisition cash flows	1,051	309	231	378	484	–	–	2,453	–	2,453
	2,840	1,070	1,029	1,815	1,795	–	–	8,549	–	8,549
Other revenue	65	6	–	1	33	330	–	435	1	436
Total revenue from external customers	2,905	1,076	1,029	1,816	1,828	330	–	8,984	1	8,985
Intra-group revenue	–	–	–	–	1	199	(200)	–	–	–
Investment return
Interest income	927	83	208	724	601	4	–	2,547	50	2,597
Dividend and other investment income	689	77	183	576	107	1	–	1,633	25	1,658
Investment depreciation	(23,615)	(69)	(386)	(6,679)	(2,860)	(21)	–	(33,630)	(5)	(33,635)
	(21,999)	91	5	(5,379)	(2,152)	(16)	–	(29,450)	70	(29,380)
Total revenue	(19,094)	1,167	1,034	(3,563)	(323)	513	(200)	(20,466)	71	(20,395)

Notes

(i)

The Group’s share of the results from the joint ventures and associates that are equity accounted for, including the Group's life joint venture in Mainland China, is presented in a single line within the Group’s profit before tax on a net of related tax basis, and therefore not shown in the analysis of revenue line items above. Revenue from external customers of the Mainland China joint venture (Prudential’s share) in 2024 is $573 million (2023: $560 million; 2022: $595 million). Further financial information on the Mainland China joint venture is provided in note D6.3.

(ii)

Other adjustments comprise experience adjustment for premium receipts relating to past and current services provided under insurance contracts and insurance revenue earned from contracts measured under the PAA as well as the revenue recognised to cover the tax charge attributable to policyholders.

(iii)

Other revenue comprises revenue from external customers and consists primarily of revenue from the Group’s asset management business of $333 million (2023: $299 million; 2022: $330 million). Also included in other revenue is fee income on financial instruments that are not held at fair value through profit or loss of $5 million (2023: $3 million; 2022: $2 million).

(iv)

Due to the nature of the business of the Group, there is no reliance on any major customers. Of the Group’s markets, other than Hong Kong, Indonesia, Malaysia and Singapore as shown above, no individual markets have revenue from external customers that exceeds 10 per cent of the Group total for the years presented.

(b)    Additional analysis of investment return

Investment return included in the income statement principally comprises interest income, dividends, investment appreciation and depreciation (realised and unrealised gains and losses) on investments mandatorily classified or designated as fair value through profit or loss (FVTPL) and realised gains and losses (including impairment losses) on items classified at amortised cost and/or fair value through other comprehensive income (FVOCI). Movements in unrealised appreciation or depreciation of securities designated as FVOCI are recorded in other comprehensive income. Interest income is recognised as it accrues. Dividends on equity securities are recognised on the ex-dividend date and rental income is recognised on an accrual basis.

IFRS 9 basis	2024 $m	2023 $m
Interest income calculated using the effective interest method	477	340
Net gains on financial instruments at FVTPLnote	5,250	9,400
Dividend income from Jackson shares designated at FVOCI recognised in the income statement	–	7
Other investment returns (including foreign exchange gains and losses)	363	267
Movement in amounts attributable to external unit holders of consolidated investment funds	(171)	(251)
Investment return recognised in the income statement	5,919	9,763
Valuation movements in Jackson shares recognised in other comprehensive income	–	8
Total investment return recognised in the income statement and other comprehensive income	5,919	9,771

IAS 39 basis	2022 $m
Interest income calculated using the effective interest method	237
Net losses on financial instruments at FVTPL note	(30,890)
Dividend income from Jackson shares classified as AFS recognised in the income statement	24
Other investment returns (including foreign exchange gains and losses)	239
Movement in amounts attributable to external unit holders of consolidated investment funds	1,010
Investment return recognised in the income statement	(29,380)
Valuation movements in Jackson shares recognised in other comprehensive income	(187)
Total investment return recognised in the income statement and other comprehensive income	(29,567)

Note

Net gains comprise interest income on financial instruments at FVTPL, dividend and other investment income and investment appreciation (depreciation). Net realised gains and losses on the Group’s investments for 2024 recognised in the income statement amounted to a net loss of $(0.5) billion (2023: $(6.0) billion; 2022: $(9.4) billion).

The overall financial strength of Prudential and the results, both current and future, of the insurance business are in part dependent upon the quality and performance of the various investment portfolios. Prudential’s insurance investments support a range of businesses operating in many geographic areas. Each of the operations formulates a strategy based on the nature of its underlying liabilities, its level of capital and its local regulatory requirements. Prudential’s insurance business’s investments, excluding assets to cover linked liabilities and those attributable to external unit holders of consolidated investment funds, are largely held by Prudential’s Singapore and Hong Kong operations.

All investments are carried at fair value in the statement of financial position with fair value movements, which are volatile from year to year, recorded in the income statement, except for loans and receivables, which are generally carried at amortised cost (unless designated at FVTPL). In 2023, the Group’s retained interest in Jackson was classified as FVOCI prior to its disposal. Subject to the effect of the exceptions, the year-on-year changes in investment returns primarily reflect the generality of overall market movements for equities and debt securities. In addition, foreign exchange rates affect the USD value of the translated income. Consistent with the treatment applied for other items of income and expenditure, investment return for operations not using USD as the functional currency is translated at average exchange rates. The year-on-year movements in investment return of the Group mainly reflect the cumulative impact from the changes in interest rates on bond asset values and in the performance of the equity markets.

B1.4  Net insurance and reinsurance finance income (expense)

Insurance and reinsurance finance income and expenses comprise changes in the carrying amounts of groups of insurance and reinsurance contracts arising from the effects of the time value of money, financial risk and changes therein. These amounts exclude any such changes for groups of contracts with direct participation features that are allocated to a loss component, and therefore do not adjust CSM and accordingly are included in insurance service expenses. Insurance finance income and expense include changes in the measurement of groups of contracts caused by changes in the value of underlying items (excluding additions and withdrawals). The Group does not disaggregate insurance finance income or expenses between profit or loss and other comprehensive income.

The following table provides an analysis of net insurance and reinsurance finance income (expense).

	2024 $m	2023 $m	2022 $m
Net finance (expense) income from insurance contracts notes (i)(ii)
Accretion of interest on GMM contracts	(295)	(233)	(240)
Changes in fair value of underlying assets and other adjustments relating to VFA contracts	(3,258)	(8,162)	28,498
Effect of changes in interest rates and other financial assumptions	(491)	(276)	458
Effect of measuring changes in estimates at current rates and adjusting the CSM at locked-in rates	5	43	53
Net foreign exchange gain	21	12	(524)
Other finance expense from insurance contractsnote (iii)	(136)	(223)	378
	(4,154)	(8,839)	28,623
Net finance income (expense) from reinsurance contracts held notes (i)(ii)
Accretion of interest on GMM contracts	109	45	45
Effect of changes in interest rates and other financial assumptions	(467)	168	(1,301)
Effect of measuring changes in estimates at current rates and adjusting the CSM at locked-in rates	(23)	(11)	71
Net foreign exchange gain (loss)	19	(8)	(1)
Other finance income (expense) from reinsurance contracts note (iv)	24	(3)	(7)
	(338)	191	(1,193)

Notes

(i)

The Group has made an accounting policy choice to disaggregate the finance component of the risk adjustment and present it under insurance finance income (expenses) instead of insurance service result.

(ii)

The analysis of the investment return on the assets of the Group is provided in note B1.3. The investment return included in the income statement relates to all investment assets of the Group, irrespective of whether the return is attributable to shareholders or policyholders or whether the assets are backing insurance contracts classified as VFA or GMM. The impact of changes in market movements on the assets and insurance contract liabilities will vary depending on whether the insurance contracts are classified as VFA or GMM, which is discussed further in note C6.1. For example, a significant portion of the Group’s investment portfolio comprises assets that are part of the underlying items relating to VFA contracts. Market movements in these underlying assets, as included in Investment return, are matched by a movement in insurance liabilities as included in Insurance finance income (expense). Accordingly, the principal driver for the year-on-year variations in the 'Changes in fair value of underlying assets and other adjustments relating to VFA contracts' in the table above is the investment return element, as shown directionally in the 'Net gains on financial instruments at FVTPL' in the table in note B1.3.

(iii)

Other finance expense from insurance contracts includes the effect of changes in the policyholders’ interest in the excess net assets of relevant participating funds of $(110) million (2023: $(192) million; 2022: $515 million).

(iv)	Other finance income (expense) from reinsurance contracts held includes the effect of changes in non-performance risk of reinsurers of $24 million (2023: $(3) million; 2022: $(7) million).

B1.5  Additional segmental analysis of profit after tax

	2024 $m	2023 $m	2022 $m
Mainland Chinanote	159	(577)	(345)
Hong Kong	851	976	(742)
Indonesia	181	156	108
Malaysianote	296	257	178
Singapore	566	512	(7)
Growth markets and othernote	503	775	314
Eastspring	264	254	234
Total segment	2,820	2,353	(260)
Unallocated to a segment (central operations)	(405)	(641)	(737)
Total profit after tax	2,415	1,712	(997)

Note

The Growth markets and other segment comprises all other Asia and Africa insurance businesses alongside other amounts that are not included in the segment profit of an individual business unit, including tax on life joint ventures and associates that are accounted for on an equity-method basis. Accordingly, on the segmental analysis of the profit after tax basis above, the amount shown for Mainland China is before tax (with its tax being included in the Growth markets and other segment). The Group's share of the Mainland China joint venture’s post-tax result was $141 million (2023: $(366) million; 2022: $(275) million).